Commitments and contingencies (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure Of Commitments And Contingencies [Abstract]
Disclosure of performance milestones [Table Text Block]
# of Common Shares	Milestones
1,071	$3 million in sales
1,429	$9 million in sales
1,786	$18 million in sales